Acqusitions (Details) - Schedule of Pro Forma of Group Business Combination - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Pro Forma Of Group Business Combination Abstract
Revenue	¥ 4,936	¥ 10,149
Net losses	¥ (71,405)	¥ 51,322